REVENUE - Contract balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Contract with Customer, Asset, Allowance for Credit Loss [Roll Forward]
Accounts receivables, beginning balance	$ 10,178	$ 5,355
Accounts receivables, increase/(decrease), net	11,555	4,823
Accounts receivables, ending balance	21,733	10,178
Contract asset, beginning balance	3,935	4,420
Contract asset, increase/(decrease), net	1,859	(485)
Contract asset, ending balance	5,794	3,935
Deferred revenue, beginning balance	(20,738)	(23,404)
Deferred revenue, increase/(decrease), net	254	2,666
Deferred revenue, ending balance	$ (20,484)	$ (20,738)